ETF OPPORTUNITIES TRUST

T-Rex 2X Long Tesla Daily Target ETF (TSLT)

T-Rex 2X Inverse Tesla Daily Target ETF (TSLZ)

(the “Funds”)

Supplement dated December 13, 2024

To the Prospectus and Statement of Additional Information (“SAI”)

dated October 28, 2024

(as may be supplemented from time to time)

Effective December 16, 2024, the Funds are listed on the Cboe BZX Exchange, Inc. principal listing exchange. Therefore, all references to NASDAQ Stock Market® in the Funds’ Prospectus and SAI are hereby deleted and replaced with Cboe BZX Exchange, Inc.

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If you have questions or need assistance, please contact your financial advisor directly or the Funds toll-free at 833-759-6110.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Funds toll-free at 833-759-6110.